Income Taxes - Schedule of Net Operating Tax Loss Carry Forwards (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	¥ 153,722	$ 21,059	¥ 115,692	$ 16,296	¥ 105,070	$ 15,234
2023 [Member]
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards					716	104
2024 [Member]
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards			21,197	2,986	21,197	3,073
2025 [Member]
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	12,820	1,756	12,820	1,806	12,820	1,859
2026 [Member]
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	11,465	1,571	15,059	2,121	15,466	2,242
2027 [Member]
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	39,695	5,438	39,743	5,598	¥ 54,871	$ 7,956
2028 [Member]
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	26,870	3,681	¥ 26,873	$ 3,785
2029 [Member]
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	¥ 62,872	$ 8,613